Cover	Oct. 05, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Antiaging Quantum Living Inc. (A.K.A. Achison, Inc.) is filing this Amendment No. 1 to its Current report on Form 8-K (“Amendment No. 1”) to amend its Current Report on Form 8-K, as originally filed with the U.S. Securities and Exchange Commission on April 13, 2023 (the “Original Form 8-K”), solely for the purpose of correcting item 5.01.
Document Period End Date	Oct. 05, 2023
Entity File Number	000-56157
Entity Registrant Name	ANTIAGING QUANTUM LIVING, Inc.
Entity Central Index Key	0001672571
Entity Tax Identification Number	47-2643986
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	133-27 39th Ave #PH2A Flushing
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11354
City Area Code	(929) - 527-5382
Local Phone Number	527-5382
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false